Provisions - Summary of Changes to Decommissioning Liability (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Provisions [line items]
Balance, beginning of year	$ 121.6	$ 70.5
Net liabilities added	0.3	0.1
Acquisition		2.1
Increase due to changes in estimates	83.3	62.2
Liabilities settled	(18.8)	(8.1)
Government decommissioning assistance	(15.7)	(11.0)
Accretion charges	11.6	5.8
Balance, end of year	182.3	121.6
Current portion	25.4	14.5
Non-current portion	$ 156.9	$ 107.1